Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 27, 2012
Business Acquisition [Line Items]
Goodwill	$ 387,311	$ 392,610	$ 397,262
Carrier Enterprise III
Business Acquisition [Line Items]
Cash				10
Accounts receivable				46,718
Inventories				55,024
Other current assets				481
Property and equipment				2,517
Goodwill				65,291
Intangible assets				151,172
Other assets				978
Accounts payable and accrued expenses				(44,208)
Noncontrolling interest				(104,244)
Total purchase price				$ 173,739